Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000166439 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Tapestry
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | GoDaddy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | RPM International
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Payoneer Global
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166439 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166439 | Popular
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166439 | Mr. Cooper Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166439 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000166439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000166439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000166439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000166439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000166439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166439 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166439 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166439 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166440 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Tapestry
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | GoDaddy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | RPM International
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Payoneer Global
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166440 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166440 | Popular
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166440 | Mr. Cooper Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166440 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000166440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000166440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000166440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000166440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000166440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166440 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166440 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166440 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166441 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Tapestry
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | GoDaddy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | RPM International
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Payoneer Global
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166441 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166441 | Popular
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166441 | Mr. Cooper Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166441 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000166441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000166441 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000166441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000166441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000166441 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166441 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166441 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%